SUPPLEMENT DATED SEPTEMBER 4, 2001 TO

PROSPECTUS DATED MAY 1, 2001, FOR

CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VL SEPARATE ACCOUNT - C

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective August 15, 2001, Gartmore Global Partners replaced Lazard Asset Management as one of the subadvisers of the Nationwide Separate Account Trust - Nationwide® Small Company Fund. There is no change in the fund's objective as stated in the prospectus dated May 1, 2001.